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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549



                                    FORM 13F



                               Form 13F COVER PAGE



        Report for the Calendar Year or Quarter Ended: September 30, 2008



                 Check here if Amendment [ ]; Amendment Number:



                        This Amendment (Check only one.):



                             /__/ is a restatement.

                         /__/ adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name: Jacob Asset Management of New York, LLC

Address: 507 Paseo de la Playa

         Redondo Beach, CA 90277



Form 13F File Number: 28-10765



   The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

   correct and complete, and that it is understood that all required items,

   statements,schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name: Ryan I. Jacob

Title: Manager, Chief Executive Officer and Managing Member Phone: (310)

421-4943



Signature, Place, and Date of Signing:



RYAN I. JACOB

Redondo Beach, CA

11/14/08







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Report Type (Check only one.):



/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)



                              Form 13F Summary Page



Report Summary:



Number of Other Included Managers:



NONE



Form 13F Information Table Entry Total:



29



Form 13F Information Table Value Total:



$34,309 (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.



NONE







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


FORM 13F INFORMATION TABLE

AS OF 9-30-2008

NAME OF REPORTING MANAGER: JACOB ASSET MANAGEMENT OF NEW YORK, LLC





                      Title of           Value    Investment Investment          Voting  Voting

Name of Issuer        Class    CUSIP     (X$1000) Discretion Discretion Other    Authority Authority

                                                  Sole       Shared     Managers Sole    Shared

ADOBE SYS INC         COMMON   00724F101 39       1000       0                   1000    0

APPLE INC             COMMON   037833100 1,705    15000      0                   15000   0

BAIDU COM INC         COMMON   056752108 1,489    6000       0                   6000    0

BROADCOM CORP         COMMON   111320107 1,155    62000      0                   62000   0

CTRIP COM INTL LTD    COMMON   22943F100 39       1000       0                   1000    0

DIGITAL RIV INC       COMMON   25388B104 227      7021       0                   7021    0

EARTHLINK INC         COMMON   270321102 3,910    460000     0                   460000  0

EBAY INC              COMMON   278642103 761      34000      0                   34000   0

ELECTRONIC ARTS INC   COMMON   285512109 1,739    47000      0                   47000   0

EXPEDIA INC DEL       COMMON   30212P105 529      35000      0                   35000   0

GOOGLE INC            COMMON   38259P508 1,802    4500       0                   4500    0

HOLLYWOOD MEDIA CORP  COMMON   436233100 1,657    736632     0                   736632  0

KNOT INC              COMMON   499184109 294      35162      0                   35162   0

MONSTER WORLDWIDE INC COMMON   611742107 373      25000      0                   25000   0

NAPSTER INC           COMMON   630797108 3,217    1232599    0                   1232599 0

NOVELL INC            COMMON   670006105 1,205    234400     0                   234400  0

OPENWAVE SYS INC      COMMON   683718308 999      805653     0                   805653  0

RED HAT INC           COMMON   756577102 1,356    90000      0                   90000   0

REDIFF COM INDIA LTD  COMMON   757479100 431      105231     0                   105231  0

SALESFORCE COM INC    COMMON   79466L302 774      16000      0                   16000   0

SANDISK CORP          COMMON   80004C101 1,466    75000      0                   75000   0

SHUTTERFLY INC        COMMON   82568P304 738      76783      0                   76783   0

SINA CORP             COMMON   G81477104 70       2000       0                   2000    0

SOHU COM INC          COMMON   83408W103 70       1250       0                   1250    0

SONIC SOLUTIONS       COMMON   835460106 700      159000     0                   159000  0

SOURCEFORGE INC       COMMON   83616W101 1,218    895672     0                   895672  0

TAKE-TWO INTERACTIVE  COMMON   874054109 3,499    213368     0                   213368  0

SOFTWARE

THESTREET COM         COMMON   88368Q103 1,395    232817     0                   232817  0

YAHOO INC             COMMON   984332106 1,451    83874      0                   83874   0
